Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Total deposits	$ 1,017,158	$ 886,005
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	363,000	321,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	33,000	23,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	54,000	45,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 36,000	$ 31,000